INCOME TAXES - PROVISION FOR INCOME TAXES ON CONTINUING OPERATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
CURRENT TAX EXPENSE
U.S. federal	$ 1,885	$ 1,913	$ 1,770
International	1,584	1,374	1,149
U.S. state and local	279	246	256
Current Income Tax Expense (Benefit), Total	3,748	3,533	3,175
DEFERRED TAX EXPENSE
U.S. federal	180	83	200
International and other	(487)	(148)	(76)
Total Deferred Income Tax Expense (Benefit), Total	(307)	(65)	124
TOTAL TAX EXPENSE	$ 3,441	$ 3,468	$ 3,299